Segment Information (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SEGMENT INFORMATION
Summary of financial information of the entity's reportable segments for continuing operations

Summarized financial information of our reportable segments for the six months ended March 31, 2015 and 2014 is shown in the following tables:

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2015
Contract Drilling:
U.S. Land	$1,608,510	$—	$1,608,510	$542,988
Offshore	132,099	—	132,099	40,553
International Land	191,107	—	191,107	18,542
	1,931,716	—	1,931,716	602,083
Other	7,921	442	8,363	(5,116)
	1,939,637	442	1,940,079	596,967
Eliminations	—	(442)	(442)	—
Total	$1,939,637	$—	$1,939,637	$596,967

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2014
Contract Drilling:
U.S. Land	$1,473,465	$—	$1,473,465	$496,014
Offshore	122,330	—	122,330	37,841
International Land	180,874	—	180,874	23,919
	1,776,669	—	1,776,669	557,774
Other	5,913	431	6,344	(5,249)
	1,782,582	431	1,783,013	552,525
Eliminations	—	(431)	(431)	—
Total	$1,782,582	$—	$1,782,582	$552,525

Summarized financial information of our reportable segments for the three months ended March 31, 2015 and 2014 is shown in the following tables:

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2015
Contract Drilling:
U.S. Land	$718,463	$—	$718,463	$224,866
Offshore	62,626	—	62,626	19,069
International Land	98,222	—	98,222	6,328
	879,311	—	879,311	250,263
Other	3,741	220	3,961	(3,217)
	883,052	220	883,272	247,046
Eliminations	—	(220)	(220)	—
Total	$883,052	$—	$883,052	$247,046

				Segment
	External	Inter-	Total	Operating
(in thousands)	Sales	Segment	Sales	Income (Loss)
March 31, 2014
Contract Drilling:
U.S. Land	$741,791	$—	$741,791	$245,062
Offshore	63,276	—	63,276	19,343
International Land	85,533	—	85,533	11,168
	890,600	—	890,600	275,573
Other	2,830	211	3,041	(2,244)
	893,430	211	893,641	273,329
Eliminations	—	(211)	(211)	—
Total	$893,430	$—	$893,430	$273,329

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets (as adjusted)	Additions to Long-Lived Assets
2014
Contract Drilling
U.S. Land	$3,099,954	$—	$3,099,954	$1,025,745	$455,934	$5,259,947	$930,263
Offshore	250,811	—	250,811	69,819	12,300	137,101	4,372
International Land	355,532	—	355,532	36,417	39,932	589,968	85,424

	3,706,297	—	3,706,297	1,131,981	508,166	5,987,016	1,020,059
Other	13,410	867	14,277	(9,068)	15,383	726,776	27,117

	3,719,707	867	3,720,574	1,122,913	523,549	6,713,792	1,047,176
Eliminations	—	(867)	(867)	—	—	—	—

Total	$3,719,707	$—	$3,719,707	$1,122,913	$523,549	$6,713,792	$1,047,176

2013
Contract Drilling
U.S. Land	$2,785,449	$—	$2,785,449	$932,591	$391,072	$4,742,381	$726,206
Offshore	221,863	—	221,863	53,064	13,766	149,128	4,470
International Land	366,841	—	366,841	44,595	36,000	486,914	51,193

	3,374,153	—	3,374,153	1,030,250	440,838	5,378,423	781,869
Other	13,461	858	14,319	(8,602)	14,785	881,436	9,872

	3,387,614	858	3,388,472	1,021,648	455,623	6,259,859	791,741
Eliminations	—	(858)	(858)	—	—	—	—

Total	$3,387,614	$—	$3,387,614	$1,021,648	$455,623	$6,259,859	$791,741

2012
Contract Drilling
U.S. Land	$2,678,475	$—	$2,678,475	$906,968	$332,723	$4,420,625	$991,966
Offshore	189,086	—	189,086	41,775	13,455	160,135	8,547
International Land	270,027	—	270,027	20,366	30,701	467,538	52,864

	3,137,588	—	3,137,588	969,109	376,879	5,048,298	1,053,377
Other	14,214	841	15,055	(8,824)	10,670	663,496	29,301

	3,151,802	841	3,152,643	960,285	387,549	5,711,794	1,082,678
Eliminations	—	(841)	(841)	—	—	—	—

Total	$3,151,802	$—	$3,151,802	$960,285	$387,549	$5,711,794	$1,082,678

Schedule of reconciliation of segment operating income to income from continuing operations before income taxes

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Segment operating income	$247,046	$273,329	$596,967	$552,525
Income from asset sales	2,915	4,098	7,070	9,762
Corporate general and administrative costs and corporate depreciation	(22,789)	(22,085)	(45,046)	(42,914)
Operating income	227,172	255,342	558,991	519,373

Other income (expense):
Interest and dividend income	2,549	490	2,834	943
Interest expense	(2,471)	(1,725)	(3,032)	(2,919)
Gain on sale of investment securities	—	21,352	—	21,352
Other	55	(32)	369	(377)
Total other income (expense)	133	20,085	171	18,999

Income from continuing operations before income taxes	$227,305	$275,427	$559,162	$538,372

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Segment operating income	$1,122,913	$1,021,648	$960,285
Income from asset sales	19,585	18,923	19,223
Corporate general and administrative costs and corporate depreciation	(87,711)	(83,910)	(69,909)

Operating income	1,054,787	956,661	909,599
Other income (expense)
Interest and dividend income	1,583	1,653	1,380
Interest expense	(4,654)	(6,129)	(8,653)
Gain on sale of investment securities	45,234	162,121	—
Other	(636)	(9)	254

Total unallocated amounts	41,527	157,636	(7,019)

Income from continuing operations before income taxes	$1,096,314	$1,114,297	$902,580

Schedule of total assets by reportable segments

		September 30,
	March 31,	2014
	2015	(as adjusted)
	(in thousands)
Total assets
U.S. Land	$5,482,725	$5,259,947
Offshore	117,813	137,101
International Land	713,138	589,968
Other	40,228	40,080
	6,353,904	6,027,096
Investments and corporate operations	982,760	686,696
Total assets from continued operations	7,336,664	6,713,792
Discontinued operations	7,486	7,206
	$7,344,150	$6,720,998

Schedule of revenues from external customers by country based on the location of service provided

	Three Months Ended		Six Months Ended
	March 31,		March 31,
	2015	2014	2015	2014
	(in thousands)		(in thousands)

Operating revenues
United States	$778,637	$800,775	$1,734,918	$1,589,466
Argentina	39,480	26,695	64,563	53,054
Colombia	22,903	21,064	46,354	47,794
Ecuador	6,420	16,822	21,614	34,622
Other foreign	35,612	28,074	72,188	57,646
Total	$883,052	$893,430	$1,939,637	$1,782,582

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Revenues
United States	$3,338,365	$3,011,760	$2,864,570
Argentina	107,945	73,208	54,317
Colombia	85,176	100,052	82,247
Ecuador	69,195	67,890	56,448
Other Foreign	119,026	134,704	94,220

Total	$3,719,707	$3,387,614	$3,151,802

Long-Lived Assets
United States	$4,753,844	$4,345,950	$4,039,770
Argentina	144,823	83,149	81,886
Colombia	107,112	81,315	84,389
Ecuador	70,742	63,894	38,265
Other Foreign	112,023	101,795	107,261

Total	$5,188,544	$4,676,103	$4,351,571